Net (loss) / income per share attributable to the Company (Tables)	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss per Share	For the three and six months ended June 30, 2025, and for the three months ended June 30, 2024, we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Note 11 and 13). For the six months ended June

30, 2024 we excluded all potentially dilutive stock options and warrants in calculating diluted net income per share as the effect was antidilutive.

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
Numerator
Net (loss) / income - basic	$(50,132)	$(1,430)	$(69,604)	$1,626
Net (loss) / income - diluted	$(50,132)	$(1,430)	$(69,604)	$1,626

Denominator
Weighted average shares – basic	59,294,514	60,696,289	59,562,894	61,162,889
Weighted average shares – diluted (1)	59,294,514	60,696,289	59,562,894	61,671,131

Net (loss) / income per share
Basic	$(0.85)	$(0.02)	$(1.17)	$0.03
Diluted	$(0.85)	$(0.02)	$(1.17)	$0.03

(1)
The denominator used in the calculation of diluted net income per share for the six months ended June 30 2024, includes an additional 508,242 shares representing the dilutive effect of restricted stock units.